Financial Instruments - Additional Information - Short-Term and Long-Term Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Issuance of outstanding notes payables	$ 45	$ 53
Total debt	6,971	7,379	$ 9,339	$ 9,365
Long term borrowings	6,920	7,306
Premiums, fees and issuance costs paid	51	142	98
Issuance costs of new debt	4	37	38
Proportional fees and issuance costs related to the extinguished debt instruments	47	99	60
Financial expense [Member]
Disclosure of detailed information about financial instruments [line items]
Payments for debt issue costs	$ 6	$ 27	$ 19
Other countries [member]
Disclosure of detailed information about financial instruments [line items]
Share in borrowings, percentage	6.00%	6.00%
Finance subsidiaries [member]
Disclosure of detailed information about financial instruments [line items]
Share in borrowings, percentage	94.00%	94.00%
Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 4,160	$ 5,357